UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    10/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $       43,099
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADELPHIA COMMUNICATIONS ESCROW COM            006ESC917        0       30000 SH       SOLE                      30000      0    0
ADELPHIA RECOVERY TR CVV ACC-7 COM            00685R870        0       30000 SH       SOLE                      30000      0    0
AMAZON COM INC                 COM            023135106      316        1463 SH       SOLE                       1463      0    0
APPLE INC                      COM            037833100      806        2114 SH       SOLE                       2114      0    0
AUSTRAL PAC ENERGY LTD COM     COM            052526100        2       33500 SH       SOLE                      33500      0    0
BROWN FORMAN CORP CL B         COM            115637209      323        4607 SH       SOLE                       4607      0    0
BUFFALO WILD WINGS INC         COM            119848109      689       11521 SH       SOLE                      11521      0    0
CELGENE CORP COM               COM            151020104      624       10073 SH       SOLE                      10073      0    0
CENTERPOINT ENERGY INC         COM            15189T107      303       15449 SH       SOLE                      15449      0    0
CERNER CORP COM                COM            156782104      334        4869 SH       SOLE                       4869      0    0
CHIPOTLE MEXICAN GRILL         COM            169656105      301         993 SH       SOLE                        993      0    0
DIREXION SHS ETF NEW DAILY SMA COM            25459W110     6496 122628.9997 SH       SOLE                122628.9997      0    0
DIREXION SHS ETF TR DLY LRG CA COM            25459W151     3064       66205 SH       SOLE                      66205      0    0
DR PEPPER SNAPPLE GROUP        COM            26138E109      360        9281 SH       SOLE                       9281      0    0
FASTENAL CO                    COM            311900104      397       11923 SH       SOLE                      11923      0    0
INTL BUSINESS MACHINES         COM            459200101      321        1838 SH       SOLE                       1838      0    0
ISHARES MSCI EMRG MKT FD EMERG COM            464287234      462       13177 SH       SOLE                      13177      0    0
ISHARES RUSSELL MIDCAP GROWTH  COM            464287481      844       17006 SH       SOLE                      17006      0    0
ISHARES RUSSELL MIDCAP INDEX F COM            464287499      829        9393 SH       SOLE                       9393      0    0
ISHARES RUSSELL MIDCAP VALUE I COM            464287473      815       21124 SH       SOLE                      21124      0    0
ISHARES TR MSCI EAFE FD MSCI E COM            464287465      512       10726 SH       SOLE                      10726      0    0
ISHARES TR RUSSELL 1000 RUSSEL COM            464287614      846       16099 SH       SOLE                      16099      0    0
ISHARES TR RUSSELL 2000 RUSSEL COM            464287648      777       10582 SH       SOLE                      10582      0    0
MASTERCARD INC COM             COM            57636q104      353        1114 SH       SOLE                       1114      0    0
MICROSOFT CORP                 COM            594918104      388       15604 SH       SOLE                      15604      0    0
NIKE INC-CL B                  COM            654106103      304        3560 SH       SOLE                       3560      0    0
PROSHARES SHORT S&P 500        COM            74347R503     5636      122263 SH       SOLE                     122263      0    0
RANGE RESOURCES CORP           COM            75281A109      693       11854 SH       SOLE                      11854      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462F103     6128       54154 SH       SOLE                      54154      0    0
SALLY BEAUTY HOLDINGS          COM            79546e104      643       38723 SH       SOLE                      38723      0    0
SECTOR SPDR CONSUMER FD SHARES COM            81369Y407     1882       53976 SH       SOLE                      53976      0    0
SECTOR SPDR HEALTH FUND SHARES COM            81369y209     1861       58645 SH       SOLE                      58645      0    0
SECTOR SPDR TR CON STPLS SHARE COM            81369y308     1993       67206 SH       SOLE                      67206      0    0
SPDR GOLD TRUST SPDR GOLD SHAR COM            78463V107     2521       15952 SH       SOLE                      15952      0    0
TARA GOLD RESOURCES CP COM     COM            87609C105        5       12600 SH       SOLE                      12600      0    0
VANGUARD MSCI EMERGING MARKETS COM            922042858      502   13999.838 SH       SOLE                  13999.838      0    0
VANGUARD MSCI EUROPEAN ETF     COM            922042874      493       12137 SH       SOLE                      12137      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103        1       30000 SH       SOLE                      30000      0    0
WILLIAMS COMPANIES             COM            969457100      275       11282 SH       SOLE                      11282      0    0